Hospice Revenue Recognition (Narrative) (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Revenue Recognition [Line Items]
Percentage of revenue	97.00%
Medicare care costs reimbursement, benchmark percentage of the days in care	20.00%
Programs using the proportional method | item	1
Percentage of automatic budget reductions					2.00%
Unbilled revenue	$ 2,100,000
Routine Home Care [Member]
Revenue Recognition [Line Items]
Percentage of revenue	81.20%	78.90%	77.60%
One Program Projected Measurement Period Liability [Member]
Revenue Recognition [Line Items]
Net pretax expense/(income) from medicare cap liability	$ 2,700,000	$ 228,000	$ (165,000)
Two Program Projected Measurement Period Liability [Member]
Revenue Recognition [Line Items]
Medicare cap	$ 2,400,000		247,000	$ 247,000	$ 247,000
Medicare cap related to sequestration			105,000	105,000	105,000
Three Program Projected Measurment Period Liability [Member]
Revenue Recognition [Line Items]
Unbilled revenue			$ 2,600,000	$ 2,600,000	$ 2,600,000